Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1 - 3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenue

The following table sets forth a breakdown of our revenue, in absolute amounts and percentages of total revenue for the six months ended June 30, 2024 and 2025,

	For the Six Months Ended June 30,
	2024		2025
	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
	（Unaudited）
Sourcing services	75	0.6	2,812	393	15.9
Product sales	12,389	93.9	13,899	1,940	78.4
Battery-swapping services	726	5.5	1,018	142	5.7
Total revenue	13,190	100.0	17,729	2,475	100.0

The following table sets forth a breakdown of the Group’s revenue, in absolute amounts and percentages of total revenue for the years presented:

	For the Years Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
Sourcing services	4,428	56.8	1,513	7.7	63	9	0.1
Product sales	3,061	39.3	17,062	86.3	41,819	5,729	94.5
Battery-swapping services	307	3.9	1,189	6.0	1,177	161	2.7
Two-wheeled vehicle battery-swapping services	-	-	-	-	1,231	169	2.7
Total revenue	7,796	100.0	19,764	100.0	44,290	6,068	100.0